Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2024	2023

Accrued expenses	$13,406	$14,375
Government authorities	11,530	12,965
Other liabilities	3,258	1,260

	$28,194	$28,600